Revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,368,085,000	$ 2,440,818,000	[1]	$ 1,343,625,000	[1]
Contract liabilities	138,032,000	81,402,000		55,643,000
Revenue, reduction related to variable consideration	119,832	54,909		49,683
Deferred Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,384,000	27,989,000		4,648,000
Unrelated Customer | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 372,597,000
Concentration risk, percentage	16.00%
Customer One | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 156,400,000		$ 135,544,000
Concentration risk, percentage		6.00%		10.00%

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.